Schedule of Prepaid Expenses and Deposits (Details)	12 Months Ended
Feb. 28, 2017 CAD
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 1	CAD 3,792
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 2	146,918
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 3	52,561
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 4	84,338
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 5	99,362
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 6	185,390
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 7	155,715
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 8	416,646
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 9	26,195
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 10	51,195
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 11	129,520
Prepaid Expenses And Deposits Schedule Of Prepaid Expenses And Deposits 12	CAD 365,451